Business Combination - Schedule of Cash Flow (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 07, 2021	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Reverse Recapitalization [Abstract]
Cash - dMY IV Trust and cash, net of redemptions		$ 338,383
Cash - PIPE Investment		252,000
Less: Transaction costs		(57,219)
Proceeds from Business Combination and PIPE Investment. net	$ 533,200	533,164	$ 0	$ 0
Less: non-cash accrued transaction costs		(326)
Less: non-cash liability assumed as part of Business Combination		(171)
Less: non-cash fair value of Public Warrants		(24,840)
Less: non-cash fair value of Private Placement Warrants		(29,370)
Business Combination and PIPE Investment, net		478,457
Accrued warrant issuance costs		$ 2,200